Restricted Stock Plan - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2021	Dec. 31, 2020
Share based compensation arrangement by share based payment award contractual period			9 years 6 months
Maximum number of shares shares base stock option award granted to per employee	25,000	25,000
Stock option awards vest period			9 years 6 months
Allocated share-based compensation expense			$ 414,000	$ 324,000
Employee service share-based compensation, tax benefit from compensation expense			65,000	68,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan			$ 2,890,000	$ 2,864,000
Total unrecognized compensation cost related to nonvested share-based compensation cost is expected to be recognized over a weighted-average period			6 years 10 months 24 days
Restricted Stock
Share based compensation arrangement by share based payment award contractual period			9 years 6 months
Stock Incentive Plan
Number of shares authorized under plan	500,000	500,000
Number of shares issued under plan			92,500